Description of Business and Organization - Schedule of Financial Information for the VIE (Details) - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 46,138,392		¥ 37,880,384		$ 6,597,704
Non-current assets	2,590,800		8,730,173		370,480
Total assets	48,729,192		46,610,557		6,968,184
Current liabilities	264,182,042		179,145,271		37,777,533
Non-current liabilities	370,685,951		366,763,077		53,007,385
Total liabilities	634,867,993		545,908,348		90,784,918
Net deficit	(586,138,801)		(499,297,791)		$ (83,816,734)
Net revenues	399,914,964	$ 57,187,079	342,557,920	¥ 304,852,971
Net loss	(130,931,921)	(18,723,015)	(37,365,434)	(36,949,421)
Net cash used in operating activities	(11,414,010)	(1,632,182)	(16,155,582)	(45,831,182)
Net cash used in investing activities	(1,607,753)	(229,906)	(33,373)	(111,891)
Net cash provided by financing activities	¥ 13,870,644	$ 1,983,476	¥ 17,016,080	¥ 50,067,178